RELATED PARTY TRANSACTIONS (Details Narrative)		12 Months Ended
	Apr. 09, 2021 USD ($) d / TradingDays	Dec. 31, 2018 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 29, 2020 USD ($)	Sep. 23, 2020 USD ($)	Aug. 17, 2020 USD ($)	Aug. 06, 2020 USD ($)	Jul. 27, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Revenues from related party		$ 29,190
Account payable			$ 57,600	$ 57,600						$ 57,600
Debt Instrument, Face Amount					$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Debt Instrument, Description	The Note accrued interest at 12% if paid within 60 days and thereafter 15% compounding monthly. The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 9, 2021) at the option of the holder. The conversion price for the principal and interest in connection with voluntary conversions by the Holder was 60% multiplied by the Market Price (as defined herein)(representing a discount rate of 40%), subject to adjustment as described herein
Edmonds [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Threshold Trading Days | d / TradingDays	20
Promissory Note [Member] | Edmonds [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 110,000